OTHER RECEIVABLES (Tables)	12 Months Ended
Dec. 31, 2020
OTHER RECEIVABLES
Schedule of other receivables

	December 31,
	2020	2019
Research and development tax credit receivable from the French State	492	766
Value-added taxes receivable	403	422
Other receivables from Government and public authorities	64	26
Others	72	46
Total	1,031	1,259